SHARE CAPITAL DISCLOSURE: Schedule of changes in Warrants (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Details
Warrants Outstanding	14,198,995	10,688,239
Warrants Outstanding, weighted avg exercise price	$ 0.38	$ 0.36
Warrants issued	3,510,756	10,688,239
Warrants issued, weighted avg exercise price	$ 0.45	$ 0.36